Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 34,721,673	$ 38,454,397	$ 32,073,496
Insurance	2,382,340	2,196,444	1,889,041
Repairs and maintenance	5,716,570	7,282,481	6,590,006
Spares and consumable stores	8,127,376	9,123,975	7,990,022
Miscellaneous expenses	3,996,819	4,452,266	4,752,656
Total	$ 54,944,778	$ 61,509,563	$ 53,295,221